Items Held at Fair Value and Remeasurements - Summary of Gain/(Loss) on Items Held at Fair Value and Remeasurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Gains Losses On Change In Fair Value Of Derivatives [Abstract]
Change on remeasurement of put and call option and contingent consideration liabilities	$ 384,122	$ (288,853)		$ 43,247
Change in fair value of convertible note embedded derivatives	1,638,837	(2,354,720)
Change in fair value of acquisition related consideration				(21,526)
Fair value remeasurement of previously held equity interest	784
Gains/(losses) on items held at fair value and remeasurements	$ 2,023,743	$ (2,643,573)	[1]	$ 21,721	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.